WARRANTS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Number of Warrants, Outstanding and exercisable, Beginning balance	365,974	117,589	119,336	72,157
Number of Warrants, Issued				48,171
Number of Warrants, Exercised		(33,335)	(1,747)	(992)
Number of Warrants, Outstanding and exercisable, Ending balance	365,974	365,974	117,589	119,336
Weighted-Average Exercise Price, Outstanding and exercisable, Beginning balance	$ 53.19	$ 202.50	$ 202.50	$ 202.50
Weighted-Average Exercise Price, Issued				202.50
Weighted-Average Exercise Price, Exercised		(37.50)	(120.00)	(120.00)
Weighted-Average Exercise Price, Outstanding and exercisable, Ending balance	$ 53.19	$ 53.19	$ 202.50	$ 202.50
Broker [Member]
Number of Warrants, Issued		2,667
Weighted-Average Exercise Price, Issued		$ 37.50
Warrant One [Member]
Number of Warrants, Issued		559
Weighted-Average Exercise Price, Issued		$ 112.35
Warrant Two [Member]
Number of Warrants, Issued		6,275
Weighted-Average Exercise Price, Issued		$ 194.00
Common Shares One [Member]
Number of Warrants, Issued		106,709
Weighted-Average Exercise Price, Issued		$ 9.375
Common Shares Two [Member]
Number of Warrants, Issued		15,658
Weighted-Average Exercise Price, Issued		$ 90.00
Common Shares Three [Member]
Number of Warrants, Issued		136,388
Weighted-Average Exercise Price, Issued		$ 73.02
Common Shares Four [Member]
Number of Warrants, Issued		13,464
Weighted-Average Exercise Price, Issued		$ 44.28